Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) customer segment	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Segment Reporting
Number of operating segments | segment	7
Revenue	$ 184,544	$ 85,821	$ 56,157
Intersegment Eliminations
Segment Reporting
Revenue	$ 0
Revenue from customer | Customer Concentration Risk | Customer
Segment Reporting
Number of major customers | customer	2
Revenue	$ 47,500
Revenue from customer | Customer Concentration Risk | Customer | Intersegment Eliminations
Segment Reporting
Concentration risk percentage	(26.00%)
Revenue from customer | Customer Concentration Risk | Customer One | Distributed Charges
Segment Reporting
Number of major customers | customer	1
Revenue	$ 19,200	13,000	17,000
Revenue from customer | Customer Concentration Risk | Customer Two
Segment Reporting
Number of major customers | customer	2
Revenue	$ 28,300
Revenue from customer | Customer Concentration Risk | Customer Two | Distributed Charges
Segment Reporting
Revenue	9,500
Revenue from customer | Customer Concentration Risk | Customer Two | Intersegment Eliminations | Standalone Charges
Segment Reporting
Revenue	$ 18,800	$ 0	$ 0